Derivatives - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) swap	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options	$ 380	$ 211
Not Designated as Hedging Instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions	$ (17)	(28)	$ 58
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of Interest Rate Derivatives Held | swap	7
Notional amount of derivative instrument outstanding	$ 1,080	604
Number Of Interest Rate Swaps Entered During The Period | swap	4
Gain (loss) reclassified from AOCI into net investment income	$ 7	6
Gain (loss) on cash flow hedge ineffectiveness recorded in Net Earnings	0	0
Collateral receivable supporting interest rate swaps	60	14
New interest rate swaps entered into during the period | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument outstanding	610
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	1	2
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	$ (22)
Other liabilities | Maximum | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value		$ (1)